SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about subsidiaries (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
I.M.C. Holdings Ltd ("IMC") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%	100.00%
Focus Medical Herbs Ltd. ("Focus") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[1]	74.00%	74.00%
I.M.C. Pharma Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%	100.00%
I.M.C.C. Medical Herbs Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[2]	100.00%	100.00%
I.M.C Farms Israel Ltd. ("IMC Farms") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[2]	100.00%	100.00%
I.M.C Ventures Ltd. ("IMC Ventures") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[2]	75.00%	75.00%
I.M.C - International Medical Cannabis Portugal Unipessoal Lda [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[2]	0.00%	0.00%
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		90.02%	90.02%
R.A. Yarok Pharm Ltd. (“Pharm Yarok”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%	100.00%
Rosen High Way Ltd. (“Rosen High Way”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%	100.00%
High Way Shinua Ltd. (“HW Shinua”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%	100.00%
Revoly Trading and Marketing Ltd. (“Vironna”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		51.00%	51.00%
Oranim Plus Pharm LTD. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		51.30%	51.30%
Oranim Pharm [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		51.00%	51.00%
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
Trichome Financial Cannabis GP Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
Trichome Financial Cannabis Manager Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
Trichome Asset Funding Corp. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
Trichome JWC Acquisition Corp. (“TJAC”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
Trichome Retail Corp. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
SublimeCulture Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
CannaCanada Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
MYM International Brands Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]
Highland Grow Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]

[1]	The Company does not hold directly interest or voting rights in Focus. The Company's wholly-owned subsidiary holds an option to buy the ownership of the 74% of Focus shares. According to accounting criteria in IFRS 10, the Company is viewed as effectively exercising control over Focus, and therefore, the accounts of Focus are consolidated with those of the Company (see also note 26).
[2]	Dissolved as of December 31, 2023.
[3]	Deconsolidated effective November 7, 2022, when Trichome filed to commence proceedings under the Companies’ Creditors Arrangement Act (CCAA) (see Note 1).